Income Taxes (Details) - Schedule of deferred taxes - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Federal net operating loss carryforwards	$ 17,265	$ 9,083
State net operating loss carryforwards	984	825
Operating lease obligation	1,009	1,209
R&D tax credit	481
Other	224
Property and equipment, net	29
Total deferred tax assets	19,992	11,117
Deferred tax liabilities:
Operating lease right of use asset, net	854	1,045
Intangible assets, net	70	90
Property and equipment, net		18
Other		139
Total deferred tax liabilities	924	1,292
Total net deferred tax assets (liabilities)	19,068	9,825
Less valuation allowance	(19,068)	(9,825)
Net deferred tax assets (liabilities)